FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 1, 2023

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MUNICIPAL SECURITIES INCOME TRUST (the “Registrant”)
Federated Hermes Michigan Intermediate Municipal Fund (the “Fund”) Class A Shares Institutional Shares

1933 Act File No. 033-36729
1940 Act File No. 811-06165

Dear Sir or Madam:

Enclosed are the preliminary Proxy Statement and form of proxy for the above-referenced Fund, a portfolio of the above-referenced Registrant.

The purpose of the Fund’s Special Meeting is to approve a proposed Plan of Liquidation with respect to the Fund and to consider and act upon any other business as may properly come before the Special Meeting.

If the Registrant is not alerted by the Staff of the Securities and Exchange Commission (the “Staff”) within ten (10) days of the filing of this preliminary Proxy Statement concerning comments on the information disclosed in it, the Registrant will consider itself free to mail definitive proxy materials to Fund shareholders without waiting to hear from the Staff.

Definitive copies of these proxy materials are expected to be released to shareholders on or about December 27, 2023.

If you have any questions on the enclosed material, please contact me at Sheryl.McCall@FederatedHermes.com or (724) 720-8831.

Very truly yours,

/s/ Sheryl L. McCall
Sheryl L. McCall
Senior Paralegal
Federated Hermes, Inc.